UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:       Biglari Holdings Inc.
Address:    17802 IH 10 West, Suite 400, San Antonio, Texas 78257

Form 13F File Number: _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sardar Biglari
Title:       Chairman and Chief Executive Officer of Biglari Holdings Inc.
Phone:       (210) 344-3400

Signature, Place, and Date of Signing:

             /s/ Sardar Biglari, San Antonio, Texas, February 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       1
                                                           ---------------------

Form 13F Information Table Entry Total:                                  5
                                                           ---------------------

Form 13F Information Table Value Total:                           $207,272
                                                           ---------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

          1                                   Sardar Biglari

                                                     Form 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------    --------------  ---------  --------  --------------------   --------  ---------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    ($1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
BERKSHIRE HATHAWAY INC DEL    CL A            084670108    10,902           95 SH        DEFINED       1              95  0      0
BIGLARI HLDGS INC             COM             08986R101    75,763      205,743 SH        DEFINED       1         205,743  0      0
CCA INDS INC                  COM             124867102     3,687      776,259 SH        DEFINED       1         776,259  0      0
CRACKER BARREL OLD CTRY STOR  COM             22410J106   115,337    2,287,987 SH        DEFINED       1       2,287,987  0      0
GOLDMAN SACHS GROUP INC       COM             38141G104     1,583       17,500 SH        DEFINED       1          17,500  0      0